Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 8	$ 69	$ 1	$ 1	$ 49,718	$ 4,215,264	$ (5,880,713)	$ (1,615,652)
Beginning balance, shares at Dec. 31, 2018	7,500	69,197	1	6	49,717,922
Conversion of preferred shares B to common shares					$ 3,750	(3,750)
Net loss							(1,130,769)	(1,130,769)
Ending balance, value at Dec. 31, 2019	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,011,482)	(2,746,421)
Ending balance, shares at Dec. 31, 2019	7,500	68,997	1		53,988,755
Conversion of preferred shares B to common shares, shares		$ (200)			$ 3,750,000
Conversion of preferred shares D to Common Shares				$ (1)	520	(519)
Conversion of preferred shares D to Common Shares, shares				(6)	520,833
Net loss							(84,067)	(84,067)
Ending balance, value at Mar. 31, 2020	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,095,549)	(2,830,488)
Ending balance, shares at Mar. 31, 2020	7,500	68,197	1		53,988,755
Beginning balance, value at Dec. 31, 2019	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,011,482)	(2,746,421)
Beginning balance, shares at Dec. 31, 2019	7,500	68,997	1		53,988,755
Net loss								(551,605)
Ending balance, value at Sep. 30, 2020	$ 8	$ 69	$ 1		$ 59,409	4,223,229	(7,563,086)	(3,280,370)
Ending balance, shares at Sep. 30, 2020	7,500	68,197	1		59,409,280
Beginning balance, value at Dec. 31, 2019	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,011,482)	(2,746,421)
Beginning balance, shares at Dec. 31, 2019	7,500	68,997	1		53,988,755
Conversion of Convertible Notes,shares					11,385,276
Net loss							(965,885)	(965,885)
Ending balance, value at Dec. 31, 2020	$ 8	$ 69	$ 1		$ 65,374	4,282,629	(7,977,367)	(3,629,286)
Ending balance, shares at Dec. 31, 2020	7,500	68,997	1		65,374,031
Conversion of Convertible Notes					$ 11,386	71,634		83,020
Beginning balance, value at Mar. 31, 2020	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,095,549)	(2,830,488)
Beginning balance, shares at Mar. 31, 2020	7,500	68,197	1		53,988,755
Net loss							(554,012)	(554,012)
Ending balance, value at Jun. 30, 2020	$ 8	$ 69	$ 1		$ 53,988	4,210,995	(7,649,561)	(3,384,500)
Ending balance, shares at Jun. 30, 2020	7,500	68,197	1		53,988,755
Conversion of Convertible Notes					$ 5,421	12,234		17,655
Conversion of Convertible Notes, shares					5,420,525
Net loss							86,475	86,475
Ending balance, value at Sep. 30, 2020	$ 8	$ 69	$ 1		$ 59,409	4,223,229	(7,563,086)	(3,280,370)
Ending balance, shares at Sep. 30, 2020	7,500	68,197	1		59,409,280
Beginning balance, value at Dec. 31, 2020	$ 8	$ 69	$ 1		$ 65,374	4,282,629	(7,977,367)	(3,629,286)
Beginning balance, shares at Dec. 31, 2020	7,500	68,997	1		65,374,031
Conversion of preferred shares B to common shares		$ (18)			$ 3,600	(3,582)
Conversion of Convertible Notes,shares		(18,000)
Conversion of preferred shares B to common shares, shares					3,600,000
Net loss							131,167	131,167
Ending balance, value at Mar. 31, 2021	$ 8	$ 51	$ 1		$ 68,974	4,279,047	(7,846,200)	(3,498,119)
Ending balance, shares at Mar. 31, 2021	7,500	50,997	1		68,974,031
Beginning balance, value at Dec. 31, 2020	$ 8	$ 69	$ 1		$ 65,374	4,282,629	(7,977,367)	(3,629,286)
Beginning balance, shares at Dec. 31, 2020	7,500	68,997	1		65,374,031
Net loss								(15,636,203)
Ending balance, value at Sep. 30, 2021	$ 8	$ 19	$ 1		$ 208,774	4,288,769	(23,613,570)	(19,115,999)
Ending balance, shares at Sep. 30, 2021	7,500	18,616	1		81,792,707
Beginning balance, value at Mar. 31, 2021	$ 8	$ 51	$ 1		$ 68,974	4,279,047	(7,846,200)	(3,498,119)
Beginning balance, shares at Mar. 31, 2021	7,500	50,997	1		68,974,031
Conversion of preferred shares B to common shares		$ (30)			$ 5,976	(5,946)		(0)
Conversion of preferred shares B to common shares, shares		(29,881)			5,976,200
Conversion of Convertible Notes					$ 1,257	15,983		17,240
Conversion of Convertible Notes, shares					1,257,476
Net loss							(3,442,183)	(3,442,183)
Ending balance, value at Jun. 30, 2021	$ 8	$ 21	$ 1		$ 76,207	4,289,083	(11,288,383)	(6,923,062)
Ending balance, shares at Jun. 30, 2021	7,500	21,116	1		76,207,707
Conversion of Convertible Notes		$ (3)			$ 500	(498)
Conversion of Convertible Notes, shares		(2,500)			500,000
Stock Based Compensation					$ 132,067	183		132,250
Stock Based Compensation, shares					5,085,000
Net loss							(12,325,187)	(12,325,187)
Ending balance, value at Sep. 30, 2021	$ 8	$ 19	$ 1		$ 208,774	$ 4,288,769	$ (23,613,570)	$ (19,115,999)
Ending balance, shares at Sep. 30, 2021	7,500	18,616	1		81,792,707